Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Statement of Financial Position [Abstract]
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	101,853,217	97,279,891	47,774,817
Common stock, shares issued	101,853,217	97,279,891	47,774,817